NET TRADING INCOME	12 Months Ended
Dec. 31, 2023
Disclosure of net trading income [abstract]
NET TRADING INCOME

NOTE 29 – NET TRADING INCOME

Net trading income includes income from client driven trading activities primarily conducted in markets, including foreign exchange, credit, rates and equities trading, as follows:

	December 31,		December 31,		December 31,
	2023		2022		2021 (4)
Trading investment income (1)
Fixed income (loss) securities	Ps.	1,030,809	Ps.	(60,797)	Ps.	(135,465)
Equities		634,274		90,568		260,564
Total trading investment income	Ps.	1,665,083	Ps.	29,771	Ps.	125,099
Derivatives (loss) income
Net (loss) income on financial derivatives (2)	Ps.	(2,438,841)	Ps.	1,503,453	Ps.	710,213
Other trading (loss) income (3)		(142,291)		26,402		86,969
Total derivatives (loss) income	Ps.	(2,581,132)	Ps.	1,529,855	Ps.	797,182
Total net trading (loss) income	Ps.	(916,049)	Ps.	1,559,626	Ps.	922,281
(1)	Includes net trading income from investment securities held for trading, that reflects the interest from investment in debt securities, gains/losses from mark-to-market valuation from investment in equity and debt securities and net income from trading activities.
(2)	Includes net trading income from derivatives, which reflects the gains/losses from mark-to-market valuation on trading derivatives.
(3)	Includes gains/losses from: (i) Net changes in the valuation of hedging derivatives from mark-to-market valuations from unhedged, (ii) the ineffective portion of the hedge, (iii) Transfers of due hedging derivatives from OCI to the statement of income.
(4)	Comparative information has been re-presented due to a discontinued operation disclosed in Note 1.1.